Capital Stock and Capital Surplus (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Issued Capital And Miscellaneous Equity [Abstract]
Number of authorized shares and others
(1)	The number of shares authorized and others are as follows:

	December 31, 2017	December 31, 2018
Shares of common stock authorized	5,000,000,000 Shares	5,000,000,000 Shares
Par value	5,000 Won	5,000 Won
Shares of common stock issued	676,000,000 Shares	676,000,000 Shares
Capital stock	3,381,392 million Won	3,381,392 million Won

Disclosure of issued capital and capital surplus [Table Text Block]
(3)	Details of capital surplus are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Capital in excess of par value	269,533	269,533
Other capital surplus	16,347	16,356

Total	285,880	285,889